PIMCO Funds

Supplement dated June 12, 2019 to the International Bond Funds Prospectus

dated July 30, 2018, as supplemented (the “Prospectus”)

Disclosure Regarding the PIMCO Emerging Markets Bond Fund, PIMCO Emerging Markets Currency and Short-Term Investments Fund, PIMCO Emerging Markets Full Spectrum Bond Fund and PIMCO Emerging Markets Local Currency and Bond Fund (the “Funds”)

Effective immediately, the PIMCO Emerging Markets Bond Fund is jointly and primarily managed by Pramol Dhawan, Yacov Arnopolin and Javier Romo. Accordingly, effective immediately, the paragraph in the “Investment Adviser/Portfolio Manager” section in the Fund’s Fund Summary in the Prospectus is deleted and replaced with the following:

PIMCO serves as the investment adviser for the Fund. The Fund’s portfolio is jointly and primarily managed by Pramol Dhawan, Yacov Arnopolin and Javier Romo. Mr. Dhawan is a Managing Director of PIMCO, Mr. Arnopolin is an Executive Vice President of PIMCO, and Mr. Romo is a Senior Vice President of PIMCO. Mr. Dhawan has managed the Fund since June 2019, Mr. Arnopolin has managed the Fund since May 2017, and Mr. Romo has managed the Fund since May 2019.

Effective immediately, the PIMCO Emerging Markets Currency and Short-Term Investments Fund is jointly and primarily managed by Pramol Dhawan and Ismael Orenstein. Accordingly, effective immediately, the paragraph in the “Investment Adviser/Portfolio Manager” section in the Fund’s Fund Summary in the Prospectus is deleted and replaced with the following:

PIMCO serves as the investment adviser for the Fund. The Fund’s portfolio is jointly and primarily managed by Pramol Dhawan and Ismael Orenstein. Mr. Dhawan is a Managing Director of PIMCO, and Mr. Orenstein is a Senior Vice President of PIMCO. Mr. Dhawan has managed the Fund since October 2016, and Mr. Orenstein has managed the Fund since May 2019.

Effective immediately, the PIMCO Emerging Markets Full Spectrum Bond Fund is jointly and primarily managed by Pramol Dhawan and Yacov Arnopolin. Accordingly, effective immediately, the paragraph in the “Investment Adviser/Portfolio Manager” section in the Fund’s Fund Summary in the Prospectus is deleted and replaced with the following:

PIMCO serves as the investment adviser for the Fund. The Fund’s portfolio is jointly and primarily managed by Pramol Dhawan and Yacov Arnopolin. Mr. Dhawan is a Managing Director of PIMCO, and Mr. Arnopolin is an Executive Vice President of PIMCO. Messrs. Dhawan and Arnopolin have managed the Fund since May 2017.

Effective immediately, the PIMCO Emerging Markets Local Currency and Bond Fund is jointly and primarily managed by Pramol Dhawan and Ismael Orenstein. Accordingly, effective immediately, the paragraph in the “Investment Adviser/Portfolio Manager” section in the Fund’s Fund Summary in the Prospectus is deleted and replaced with the following:

PIMCO serves as the investment adviser for the Fund. The Fund’s portfolio is jointly and primarily managed by Pramol Dhawan and Ismael Orenstein. Mr. Dhawan is a Managing Director of PIMCO, and Mr. Orenstein is a Senior Vice President of PIMCO. Mr. Dhawan has managed the Fund since October 2016, and Mr. Orenstein has managed the Fund since May 2019.

In addition, effective immediately, disclosure concerning the Funds’ portfolio managers in the table in the “Management of the Funds—Individual Portfolio Managers” section of the Prospectus is deleted and replaced with the following:

Fund	Portfolio Manager	Since	Recent Professional Experience
PIMCO Emerging Markets Bond PIMCO Emerging Markets Corporate Bond PIMCO Emerging Markets Full Spectrum Bond	Yacov Arnopolin	5/17 12/16 5/17

Executive Vice President, PIMCO. Mr. Arnopolin is an emerging markets portfolio manager in the London office. Prior to joining PIMCO in 2016, he served as a managing director overseeing emerging market fixed income portfolios at Goldman Sachs Asset Management. Previously, Mr. Arnopolin worked as a portfolio manager at Fortress Investment Group. He has investment experience since 2000 and holds a bachelor’s degree in economics from Carnegie Mellon University.

PIMCO Emerging Markets
Currency and Short-Term
Investments

PIMCO Emerging Markets
Bond

PIMCO Emerging Markets
Full Spectrum Bond

PIMCO Emerging Markets
Local Currency and Bond

PIMCO Global Advantage®
Strategy Bond

	Pramol Dhawan	10/16 6/19 5/17 8/17 10/16

Managing Director, PIMCO. Mr. Dhawan is a portfolio manager in the Newport Beach office. Prior to joining PIMCO in 2013, he was a managing director and head of emerging markets trading for Americas at Société Générale in New York. He was previously based in London where he headed the Central and Eastern Europe emerging markets team for the firm. Additionally, he was a management consultant at Accenture. He has investment experience since 2004 and holds an undergraduate degree in computer science and management studies from the University of Nottingham.

PIMCO Emerging Markets Currency and Short-Term Investments PIMCO Emerging Markets Local Currency and Bond	Ismael Orenstein	5/19 5/19

Senior Vice President, PIMCO. Mr. Orenstein is portfolio manager in the Newport Beach office, focusing on emerging market fixed income. He is a standing member of the Emerging Markets Portfolio Committee and has served as a rotating member of the Americas Portfolio Committee and the Investment Committee. Prior to joining PIMCO in 2012, he was a portfolio manager at Santander Asset Management in Brazil. He has investment experience since 2006 and holds an MBA from NYU Stern School of Business and a bachelor’s degree in computer engineering from Instituto Militar de Engenharia in Brazil.

Fund	Portfolio Manager	Since	Recent Professional Experience
PIMCO Emerging Markets Bond	Javier Romo	5/19

Senior Vice President, PIMCO. Prior to joining PIMCO in 2011, Mr. Romo was a Vice President with Citigroup, where he focused on trading hard currency bonds and credit default swaps in Latin America. Earlier in his career he was an analyst at Sandell Asset Management in New York and before that a Vice President for Morgan Stanley focused on emerging markets trading and local markets strategy.

Investors Should Retain This Supplement for Future Reference

PIMCO_SUPP1_061219

PIMCO Funds

Supplement dated June 12, 2019 to the

Statement of Additional Information dated July 30, 2018, as supplemented (the “SAI”)

Disclosure Regarding the PIMCO Emerging Markets Bond Fund, PIMCO Emerging Markets Currency and Short-Term Investments Fund, PIMCO Emerging Markets Full Spectrum Bond Fund and PIMCO Emerging Markets Local Currency and Bond Fund (the “Funds”)

Effective immediately, the PIMCO Emerging Markets Bond Fund is jointly and primarily managed by Pramol Dhawan, Yacov Arnopolin and Javier Romo. Effective immediately, the PIMCO Emerging Markets Currency and Short-Term Investments Fund is jointly and primarily managed by Pramol Dhawan and Ismael Orenstein. Effective immediately, the PIMCO Emerging Markets Full Spectrum Bond Fund is jointly and primarily managed by Pramol Dhawan and Yacov Arnopolin. Effective immediately, the PIMCO Emerging Markets Local Currency and Bond Fund is jointly and primarily managed by Pramol Dhawan and Ismael Orenstein.

Accordingly, effective immediately, corresponding changes are made in the table and accompanying footnotes in the subsection titled “Portfolio Managers—Other Accounts Managed” in the SAI.

In addition, effective immediately, the following sentence replaces similar information for the Funds in the paragraph immediately preceding the above table:

Effective June 12, 2019, the PIMCO Emerging Markets Bond Fund is jointly and primarily managed by Pramol Dhawan, Yacov Arnopolin and Javier Romo, the PIMCO Emerging Markets Currency and Short-Term Investments Fund is jointly and primarily managed by Pramol Dhawan and Ismael Orenstein, the PIMCO Emerging Markets Full Spectrum Bond Fund is jointly and primarily managed by Pramol Dhawan and Yacov Arnopolin, and the PIMCO Emerging Markets Local Currency and Bond Fund is jointly and primarily managed by Pramol Dhawan and Ismael Orenstein.

In addition, effective immediately, corresponding changes are made in the table and accompanying footnotes in the subsection titled “Portfolio Managers—Securities Ownership” in the SAI.

Investors Should Retain This Supplement for Future Reference

PIMCO_SUPP2_061219